Property, plant and equipment - PPE held as collateral and Impairment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, pledged as security	R$ 229,260	R$ 141,821
Discount rate applied to cash flow projections	11.80%
Growth rate used to extrapolate cash flow projections	3.80%